TAXATION - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Statutory CIT rate	25.00%	25.00%	25.00%
-Share-based compensation expenses		(3.30%)	0.60%
-Change in fair value of convertible senior notes		31.30%	0.10%
-Accrued payroll and welfare expenses		0.10%	0.10%
-Change of enacted tax rate and preferential tax benefit		(80.80%)	(1.40%)
-Other permanent differences		93.30%	(0.30%)
Difference in tax rate of subsidiaries outside the PRC		(43.40%)	2.40%
Effect of tax holiday for subsidiaries	3.50%	(189.50%)	(10.70%)
U.S. tax credits		(71.80%)	(0.50%)
Change in valuation allowance	(2.10%)	265.80%	1.50%
Effective tax rate	24.20%	26.70%	16.80%